Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Parenthetical) (Details) - Associates and Joint Ventures - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 7,574	£ 9,099
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 184	£ 221